Other Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Current Liabilities
Salaries payable	€ 175,710	€ 121,972
Other payables	23	1,046
Deferred income	32,970	22,934
Advances received	10,569	7,210
Other current liabilities	€ 219,272	€ 153,162